Document and Entity Information	1 Months Ended
May 31, 2014
Document And Entity Information
Entity Registrant Name	CHALET LIFESTYLES, INC.
Entity Central Index Key	0001617782
Document Type	S-1
Document Period End Date	May 31, 2014
Amendment Flag	false
Entity Filer Category	Smaller Reporting Company